Share capital and reserves, Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Issued Shares [Abstract]
Number of outstanding shares (in shares)	52,028,145	52,028,145	52,020,849
Share option exercises (in shares)	7,296
Beginning balance	$ 249,816
Share option exercises	15
Ending balance	218,968
Share Capital [Member]
Issued Shares [Abstract]
Beginning balance	1,301
Share option exercises	0
Ending balance	1,301
Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Beginning balance	291,448
Share option exercises	15
Ending balance	$ 291,463